SEGMENT REPORTING - Revenues by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 570,341	$ 540,768	$ 431,943
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	438,832	412,993	326,713
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 131,509	$ 127,775	$ 105,230